SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted cash
Restricted cash in bank accounts	$ 3,695,598	$ 2,896,326
Prepayments
Allowances for doubtful accounts accrued for prepayments	$ 67,369	63,086
Media deposits
Percentage of deposit on guaranteed minimum spend	10.00%
Media deposits	$ 6,837,879	8,662,456
Operating leases
Impairment for right-of-use lease assets	$ 0	$ 0